Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes	$ 754,616	$ 505,329
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense (recovery) based on above rates	$ 203,746	$ 136,439
Non-deductible stock based compensation and other	1,549	3,057
Differences in tax rates in foreign jurisdictions	(151,037)	(134,206)
Current period unrecognized temporary differences - impairment of mineral stream interests	4,491	4,650
Write down (reversal of write down) or recognition of prior period temporary differences	(59,018)	(12,415)
Income tax expense (recovery)	$ (269)	$ (2,475)